Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000225320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000225320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225320 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000225320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225320 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225317 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225317 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000225317 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225317 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000225317 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225317 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225317 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225318 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000225318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225318 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000225318 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225318 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000225319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225319 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000225319 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225319 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225319 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000225316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225316 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10]
C000225316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225316 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225316 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238569 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238569 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238569 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238569 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238569 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238564 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238564 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238564 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238564 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238564 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238565 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238565 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238565 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238565 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238565 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238566 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238566 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238566 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238566 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238566 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238567 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238567 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238567 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238567 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238567 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238568 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238568 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238568 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238568 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238568 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238570 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238570 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238570 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238570 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238570 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238563 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238563 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238563 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000238563 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000238563 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000203273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000203273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203273 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[11]
C000203273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203273 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203274 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203274 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203274 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203274 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203274 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203274 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000203274 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203274 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000203274 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203274 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[12]
C000203274 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203274 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203275 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203275 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000203275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000203275 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203275 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[13]
C000203275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203275 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000203276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000203276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203276 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[14]
C000203276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203276 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203277 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000203277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000203277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000203277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000203277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203277 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[15]
C000203277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203277 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000234321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234321 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.00%
C000234321 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000237453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237453 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000237453 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.00%
C000237453 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234322 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.00%
C000234322 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234320 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234320 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.00%
C000234320 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000225322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000225322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000225322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225322 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000225323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[17]
C000225323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225323 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000225324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225324 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18]
C000225324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225324 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000225325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225325 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[19]
C000225325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225325 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000225321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000225321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000225321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20]
C000225321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225321 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000225321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238571 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238571 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238571 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238571 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238571 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238572 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238572 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238572 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238572 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238572 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238573 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238573 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238573 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238573 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238573 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238574 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238574 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238574 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238574 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238574 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238575 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238575 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238576 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238576 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%

[1]	Amount rounds to less than 0.1%.
[2]	Put Options Purchased
[3]	Amount rounds to less than 0.1%.
[4]	Put Options Purchased
[5]	Amount rounds to less than 0.1%.
[6]	Put Options Purchased
[7]	Amount rounds to less than 0.1%.
[8]	Put Options Purchased
[9]	Amount rounds to less than 0.1%.
[10]	Put Options Purchased
[11]	Equity-Linked Notes that are linked to the S&P 500 Index.
[12]	Equity-Linked Notes that are linked to the S&P 500 Index.
[13]	Equity-Linked Notes that are linked to the S&P 500 Index.
[14]	Equity-Linked Notes that are linked to the S&P 500 Index.
[15]	Equity-Linked Notes that are linked to the S&P 500 Index.
[16]	Put Options Purchased
[17]	Put Options Purchased
[18]	Put Options Purchased
[19]	Put Options Purchased
[20]	Put Options Purchased